Performance Management	Oct. 28, 2025
Frontier MFG Global Sustainable Fund | Frontier MFG Global Sustainable Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]

The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary, which is one indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year, while the table compares the average annual total returns of the Fund to those of a broad measure of market performance. Please keep in mind that the Fund’s past performance (before and after taxes) does not necessarily represent how it will perform in the future. Updated performance data is available on the Company’s website at www.mfg-funds.com or by calling toll-free to 1-888-825-2100.

Performance Past Does Not Indicate Future [Text]	Please keep in mind that the Fund’s past performance (before and after taxes) does not necessarily represent how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary, which is one indication of the risks of investing in the Fund.
Bar Chart [Heading]	Calendar Year Total Returns for Institutional Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

The Fund’s return from January 1, 2025, through September 30, 2025, was 20.03%.

Best and Worst Quarterly Performance (during the periods shown above)

Best Quarter Return	Worst Quarter Return

16.02% (2nd quarter, 2020)	(16.84)% (1st quarter, 2020)

Year to Date Return, Label [Optional Text]	The Fund’s return from January 1, 2025, through September 30, 2025, was
Bar Chart, Year to Date Return	20.03%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter Return
Highest Quarterly Return	16.02%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter Return
Lowest Quarterly Return	(16.84%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred or other tax advantaged arrangements, such as a 401(k) plan or individual retirement account (“IRA”).
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance [Table]
Institutional Class	One Year	Five Year	Since Inception(1)
Return Before Taxes	16.75%	8.36%	9.62%
Return After Taxes on Distributions	15.00%	7.74%	9.01%
Return After Taxes on Distributions and Sale of Fund Shares	10.77%	6.47%	7.52%
MSCI World Index (Net) (reflects no deductions for fees, expenses or taxes)	18.67%	11.17%	12.82%

Service Class	One Year	Five Year	Since Inception(1)
Return Before Taxes	16.55%	N/A	8.41%
MSCI World Index (Net) (reflects no deductions for fees, expenses or taxes)	18.67%	N/A	12.35%

(1)  The Institutional Class and the Service Class commenced operations on October 9, 2019, and October 20, 2020, respectively.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Institutional Class shares, and the after-tax returns for Service Class shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are shown only for Institutional Class shares, and the after-tax returns for Service Class shares will vary. After-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred or other tax advantaged arrangements, such as a 401(k) plan or individual retirement account (“IRA”). In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	www.mfg-funds.com
Performance Availability Phone [Text]	1-888-825-2100
Frontier MFG Core Infrastructure Fund | Frontier MFG Core Infrastructure Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]

The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary from year to year, which is one indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year, while the table compares the average annual total returns of the Fund to those of a broad measure of market performance and the Fund’s benchmark index. Please keep in mind that the Fund’s past performance (before and after taxes) does not necessarily represent how it will perform in the future. Updated performance data is available on the Company’s website at www.mfg-funds.com or by calling toll-free to 1-888-825-2100.

Performance Past Does Not Indicate Future [Text]	Please keep in mind that the Fund’s past performance (before and after taxes) does not necessarily represent how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary from year to year, which is one indication of the risks of investing in the Fund.
Bar Chart [Heading]	Calendar Year Total Returns for Institutional Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

The Fund’s return from January 1, 2025, through September 30, 2025, was 21.18%.

Best and Worst Quarterly Performance (during the periods shown above)

Best Quarter Return	Worst Quarter Return

15.27% (3rd quarter, 2024)	(16.90)% (1st quarter, 2020)

Year to Date Return, Label [Optional Text]	The Fund’s return from January 1, 2025, through September 30, 2025, was
Bar Chart, Year to Date Return	21.18%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter Return
Highest Quarterly Return	15.27%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter Return
Lowest Quarterly Return	(16.90%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns(1) (For the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred or other tax-advantaged arrangements, such as a 401(k) plan or individual retirement account (“IRA”).
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance [Table]
Institutional Class	One Year	Five Years	Ten Years
Return Before Taxes	5.22%	2.72%	5.62%
Return After Taxes on Distributions	0.03%	1.05%	4.50%
Return After Taxes on Distributions and Sale of Fund Shares	7.12%	2.24%	4.59%
MSCI World Index (Net) (reflects no deductions for fees, expenses or taxes)	18.67%	11.17%	9.95%
S&P Global Infrastructure Index (reflects no deductions for fees, expenses or taxes)	15.10%	5.28%	5.92%

Service Class	One Year	Five Years	Since Inception
Return Before Taxes	5.08%	2.61%	5.06%
MSCI World Index (Net) (reflects no deductions for fees, expenses or taxes)	18.67%	11.17%	11.51%
S&P Global Infrastructure Index (reflects no deductions for fees, expenses or taxes)	15.10%	5.28%	6.74%

(1) The Institutional Class and the Service Class commenced operations on January 18, 2012, and July 15, 2016, respectively.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Institutional Class shares, and the after-tax returns for Service Class shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are shown only for Institutional Class shares, and the after-tax returns for Service Class shares will vary. After-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred or other tax-advantaged arrangements, such as a 401(k) plan or individual retirement account (“IRA”). In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	www.mfg-funds.com
Performance Availability Phone [Text]	1-888-825-2100